Commitments and Contingencies - Legal (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			8 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 05, 2012	Dec. 31, 2011	Mar. 31, 2013	Oct. 14, 2011
Vessels [Line Items]
Trade accounts receivable, net	$ 24,765	$ 3,203
Bad debt expense	215	0	0
Other operational gain	10,003	3,787	3,507
Exchange rate EUR/USD	1.22
Due to related parties	2,166	559
Star Epsilon And Star Kappa (Chartered by Ishar Overseas)
Vessels [Line Items]
Legal proceeds				5,000
Bad debt expense					1,949
Other operational gain		2,500	2,514
Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)
Vessels [Line Items]
Trade accounts receivable, net							6,839
Bad debt expense					498
Other operational gain		177	157
Star Polaris
Vessels [Line Items]
Revenue loss due to engine failure						(2,343)
Off Hire Days						142
Heron vessels
Vessels [Line Items]
Loan amount	25,311
Due to related parties	$ 1,689